Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Twelve month periods ending
June 30, 2015	$ 24,419
June 30, 2016	14,541
June 30, 2017	765
June 30, 2018	0
June 30, 2019	0
June 30, 2020 and thereafter	0
Total	$ 39,725